Leases - Summary of changes in lease liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Lease liabilities [member]
Leases [Line Items]
Interest paid	$ (7.2)	$ (9.3)